Suppliers and contractors	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Suppliers and contractors

13. Suppliers and contractors

	Notes	December 31, 2023	December 31, 2022
Third parties – Brazil		3,461	2,691
Third parties – Abroad		1,653	1,599
Related parties	31	158	171
Total		5,272	4,461

The Company has transactions with certain suppliers, which allows them to anticipate their receivables and the Company to extend its payment term within the short term, that is, during its operational cycle. The outstanding balance related to those transactions was US$1,438 as of December 31, 2023 (December 31, 2022: US$743), of which US$221 (December 31, 2022: US$202) relates to the structure created by the Company with the exclusive purpose of enabling small and medium suppliers to anticipate their receivables with better interest rates, in line with Company’s social pillar.

Accounting policy

The Company assesses whether the payment term extension arrangement substantially modifies the original liability based on qualitative and quantitative aspects. If the original liability has been substantially modified, the Company derecognizes the original liability (suppliers) and recognizes a new financial liability (other financial liabilities), any gain/loss is recognized in income statement. If the original liability does not modify substantially, the original liability (suppliers) remains.